Note 12 - Income Taxes (Details) - Provisions (Benefits) for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred:
Federal	$ 1,946	$ (3,429)
State	45	(1,205)
Valuation allowance	$ (1,991)	$ 4,634